Pension Plans and Other Post-Retirement Benefits - Schedule of Expected Future Benefit Payments (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Disclosure of defined benefit plans [line items]
2021	$ 169
2022	165
2023	176
2024	178
2025	185
2026 to 2030	992
Pension
Disclosure of defined benefit plans [line items]
2021	153
2022	149
2023	159
2024	161
2025	167
2026 to 2030	899
Other post-retirement
Disclosure of defined benefit plans [line items]
2021	16
2022	16
2023	17
2024	17
2025	18
2026 to 2030	$ 93